Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000246552 [Member] | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000246552 [Member] | Onestream Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000246552 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000246552 [Member] | Fair Isaac Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000246552 [Member] | CommScope Holding Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000246552 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000246552 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000246552 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000246552 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000246552 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000246552 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000246552 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%
C000246552 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000246552 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000246552 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000246552 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000246552 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000246552 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000246552 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000248655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248655 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248655 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.80%
C000248655 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.20%)
C000248655 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000250280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000250280 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250280 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000250280 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000250280 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000250354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000250354 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250354 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.50%
C000250354 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.20%)
C000250354 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000251231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251231 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000251231 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.40%
C000251231 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000251231 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252052 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.20%
C000252052 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
C000252052 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000252053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252053 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000252053 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
C000252053 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
C000252053 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252245 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252245 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000252245 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.10%
C000252245 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
C000252245 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000252246 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252246 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252246 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.00%
C000252246 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
C000252246 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252247 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000252247 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
C000252247 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000252247 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000252364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252364 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000252364 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.70%
C000252364 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
C000252364 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252365 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000252365 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	122.40%
C000252365 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.80%)
C000252365 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252366 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000252366 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.70%
C000252366 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)
C000252366 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252370 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000252370 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000252370 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252370 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252371 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252371 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
C000252371 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000252371 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000252372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252372 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000252372 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000252372 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000252372 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254273 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000254273 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	123.10%
C000254273 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(23.60%)
C000254273 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254274 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000254274 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.70%
C000254274 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000254274 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254275 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000254275 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.10%
C000254275 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.50%)
C000254275 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254276 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000254276 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.50%
C000254276 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000254276 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254277 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000254277 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.90%
C000254277 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.50%)
C000254277 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254278 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000254278 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.00%
C000254278 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000254278 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000254279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254279 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254279 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.90%
C000254279 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000254279 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254587 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000254587 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000254587 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000254587 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000254589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254589 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254589 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C000254589 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000254589 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000255841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000255841 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255841 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000255841 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000255841 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000260997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000260997 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000260997 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.80%
C000260997 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000260997 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000261392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000261392 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000261392 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000261392 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000261996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000261996 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000261996 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	110.60%
C000261996 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.40%)
C000261996 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000263943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263943 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000263943 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	115.00%
C000263943 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.90%)
C000263943 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000263946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263946 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000263946 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	118.70%
C000263946 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.80%)
C000263946 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000263952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000263952 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000263952 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	173.70%
C000263952 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(74.80%)
C000263952 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%